Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$89,704,963.72	0.4800908	$80,449,551.68	0.4305569	$9,255,412.04
Total Securities	$89,704,963.72	0.0933600	$80,449,551.68	0.0837275	$9,255,412.04

Weighted Avg. Coupon (WAC)	5.50%		5.52%
Weighted Avg. Remaining Maturity (WARM)	18.48		17.73
Pool Receivables Balance	$104,419,418.66		$95,015,317.33
Remaining Number of Receivables	21,648		20,884

Adjusted Pool Balance	$103,094,861.37		$93,839,449.33

III. COLLECTIONS

Principal:
Principal Collections					$9,230,934.77
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$303,756.29
Total Principal Collections					$9,534,691.06

Interest:
Interest Collections					$473,428.31
Late Fees & Other Charges					$22,111.46
Interest on Repurchase Principal					$-
Total Interest Collections					$495,539.77

Collection Account Interest					$145.59
Reserve Account Interest					$86.21
Servicer Advances					$-

Total Collections					$10,030,462.63

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$10,030,462.63
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$10,030,462.63
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$87,016.18	$-	$87,016.18	$87,016.18
Collection Account Interest					$145.59
Late Fees & Other Charges					$22,111.46
Total due to Servicer					$109,273.23

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$183,147.63		$183,147.63

Total interest:		$183,147.63		$183,147.63	$183,147.63

Available Funds Remaining:					$9,738,041.77

3. Principal Distribution Amount:					$9,255,412.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,255,412.04
Class A Notes Total:		9,255,412.04		$9,255,412.04
Total Noteholders Principal				$9,255,412.04

4. Available Amounts Remaining to reserve account					482,629.73

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					482,629.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,324,557.29
Beginning Period Amount	$1,324,557.29
Current Period Amortization	$148,689.29
Ending Period Required Amount	$1,175,868.00
Ending Period Amount	$1,175,868.00
Next Distribution Date Required Amount	$1,037,974.25

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$13,389,897.65	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		12.99%	14.27%	14.27%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.32%	20,533	97.38%	$92,527,257.01
30 - 60 Days	1.32%	276	2.09%	$1,987,648.24
61 - 90 Days	0.31%	65	0.45%	$426,525.61
91 + Days	0.05%	10	0.08%	$73,886.47
		20,884		$95,015,317.33
Total
Delinquent Receivables 61 + days past due	0.36%	75	0.53%	$500,412.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	73	0.46%	$483,472.97
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	102	0.62%	$715,504.89
Three-Month Average Delinquency Ratio	0.38%		0.54%

Repossession in Current Period		7		$67,581.79
Repossession Inventory		26		$65,726.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$173,166.56
Recoveries				$(303,756.29)
Net Charge-offs for Current Period				$(130,589.73)

Beginning Pool Balance for Current Period				$104,419,418.66

Net Loss Ratio				-1.50%
Net Loss Ratio for 1st Preceding Collection Period				-1.16%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				-0.66%

Cumulative Net Losses for All Periods				$10,994,732.09
Cumulative Net Losses as a % of Initial Pool Balance				1.00%

Principal Balance of Extensions				$460,579.79
Number of Extensions				59

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